Document and Entity Information	Total
Risk/Return:
Registrant Name	Delaware Group Equity Funds IV
Document Type	485BPOS
Document Period End Date	Mar. 31, 2020
Amendment Flag	false
Central Index Key	0000778108
Document Effective Date	Jul. 29, 2020
Document Creation Date	Jul. 29, 2020
Prospectus Date	Jul. 29, 2020
Entity Inv Company Type	N-1A
Delaware Healthcare Fund | Class A
Risk/Return:
Trading Symbol	DLHAX
Delaware Healthcare Fund | Class C
Risk/Return:
Trading Symbol	DLHCX
Delaware Healthcare Fund | Class R
Risk/Return:
Trading Symbol	DLRHX
Delaware Healthcare Fund | Institutional Class
Risk/Return:
Trading Symbol	DLHIX
Delaware Small Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	DSGDX
Delaware Small Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	DSGEX
Delaware Small Cap Growth Fund | Class R
Risk/Return:
Trading Symbol	DSGFX
Delaware Small Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	DSGGX
Delaware Smid Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	DFCIX
Delaware Smid Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	DEEVX
Delaware Smid Cap Growth Fund | Class R
Risk/Return:
Trading Symbol	DFRIX
Delaware Smid Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	DFDIX
Delaware Smid Cap Growth Fund | Class R6
Risk/Return:
Trading Symbol	DFZRX